CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (CAD) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Earnings	126	76	312	432
Other comprehensive income/(loss), net of tax
Change in unrealized gains/(loss) on cash flow hedges	507	(288)	584	(128)
Change in unrealized loss on net investment hedges	(50)	(27)	(74)	(18)
Other comprehensive income/(loss) from equity investees	4	4	6	(1)
Reclassification to earnings of realized cash flow hedges	25	6	35	19
Reclassification to earnings of unrealized cash flow hedges	(13)	(3)	15	(1)
Reclassification to earnings of pension plans and other postretirement benefits (OPEB) amortization amounts	8	1	17	7
Change in foreign currency translation adjustment	342	161	529	33
Other comprehensive income/(loss)	823	(146)	1,112	(89)
Comprehensive income/(loss)	949	(70)	1,424	343
Comprehensive income attributable to noncontrolling interests and redeemable noncontrolling interests	(274)	(71)	(256)	(127)
Comprehensive income/(loss) attributable to Enbridge Inc.	675	(141)	1,168	216
Preference share dividends	(43)	(23)	(82)	(38)
Comprehensive income/(loss) attributable to Enbridge Inc. common shareholders	632	(164)	1,086	178